Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Net loss	$ (12,797,797)	$ (13,224,684)	$ (12,070,170)
Other comprehensive income (loss) - net of income taxes
Exchange differences on translating foreign operations	329,485	300,870	(1,804,435)
Comprehensive loss	$ (12,468,312)	$ (12,923,814)	$ (13,874,605)